Mar. 20, 2025
LeaderShares(R) Activist Leaders(R) ETF
LeaderShares® Activist Leaders® ETF
Investment Objective
The LeaderShares® Activist Leaders® ETF (the “Activist Leaders® ETF” or the “Fund”) seeks to generate long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) Activist Leaders(R) ETF LeaderShares(R) Activist Leaders(R) ETF
Management Fee	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s advisor will pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, professional fees related to services for the collection of foreign tax reclaims, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) Activist Leaders(R) ETF | LeaderShares(R) Activist Leaders(R) ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that employs an investment approach that focuses on equity securities that are the target of shareholder activism. The types of equity securities the Fund invests in include common and preferred stock. These equity securities are identified using a proprietary quantitative methodology that begins with tracking Schedule 13D filings, which are submitted with the Securities and Exchange Commission (“SEC”). Rules adopted under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), require a shareholder that acquires, with an activist intent, more than 5% of a company’s shares, to file a form with the SEC known as a Schedule 13D that discloses the investor’s identity and purpose in acquiring those shares.

The Fund’s investment advisor, Redwood Investment Management, LLC (the “Advisor”), identifies Activist Leaders® investors utilizing a proprietary methodology based upon qualitative elements, including the effectiveness of activist investors’ achievement of stated objectives and positive shareholder returns in positions that were disclosed in Schedule 13D filings. In evaluating an activist investor’s achievement of stated objectives, the Advisor considers factors such as, for example, whether the target company has improved operations and/or corporate governance practices, the activist investor has attained seats on the target company board, or the target company has spun-off an operating division or sold a significant amount of its assets. The Advisor evaluates activist investors’ achievement of stated objectives because the Advisor believes that activist investors that regularly achieve their stated objectives tend to create positive shareholder returns in the companies that are the target of their shareholder activism.

The Advisor looks for Activist Leaders® investors with: (i) at least 85 Schedule 13D filings, a majority of which have an activism mandate; (ii) 30 or more Schedule 13D filings after 2018; and (iii) a minimum of five Schedule 13D filings per year. An Activist Leaders® investor will be removed from the group if its assets under management drops below $500 million or if such Activist Leaders® investor had no Schedule 13D filings within the last calendar year. Because the Advisor’s identification of activist investors is based on ongoing research, the list of Activist Leaders® investors may change over time.

The Fund will be invested in equity securities of companies listed on a U.S. exchange with market capitalizations of at least $1 billion at the time of initial purchase. The Fund may, from time to time, focus its investments in a particular sector (including the information technology sector), industry or group of industries. The Fund may engage in active and frequent trading.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the LeaderShares® Activist Leaders® ETF, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year and by showing how the average annual total returns of the Predecessor Fund compare with the average annual total returns of the S&P 500 Index, a broad-based securities market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.leadersharesetfs.com, or by calling the Fund at 1-888-617-1444.

The Fund will commence operations following the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

For Calendar Years Ended December 31st for the Predecessor Fund

Highest Calendar Quarter Return at NAV	14.04%	03/31/2021
Lowest Calendar Quarter Return at NAV	(15.80%)	6/30/2022

Average Annual Total Returns (For the year ended December 31, 2023)
Average Annual Returns - LeaderShares(R) Activist Leaders(R) ETF	Label	One Year		Since Inception		Inception Date
LeaderShares(R) Activist Leaders(R) ETF	Return before taxes	(1.64%)		9.12%		Oct. 26, 2020
LeaderShares(R) Activist Leaders(R) ETF | Return after taxes on Distributions	Return after taxes on Distributions	(1.83%)	[1]	8.90%	[1]	Oct. 26, 2020	[1]
LeaderShares(R) Activist Leaders(R) ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	(0.84%)	[1]	7.13%	[1]	Oct. 26, 2020	[1]
S&P 500 Index	S&P 500 Index	25.02%	[2]	15.76%	[2]	Oct. 26, 2020	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	The S&P 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. The S&P 500 Index is a float-weighted index, meaning company market capitalizations are adjusted by the number of shares available for public trading. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.